Balance Sheets ¥ in Thousands, $ in Thousands	Apr. 30, 2024 JPY (¥)	Apr. 30, 2024 USD ($)	Apr. 30, 2023 JPY (¥)
Current assets:
Cash and cash equivalents	¥ 1,607,763	$ 10,205	¥ 2,135,513
Accounts receivable - trade	244,993	1,555	198,892
Inventories	158,780	1,008	123,119
Deferred offering costs			260,689
Consumption tax refund	120,284	764	144,752
Prepaid expenses and other current assets	103,315	656	181,450
Total current assets	2,235,135	14,188	3,044,415
Property and equipment, net	576,868	3,662	507,778
Intangible assets, net	19,256	122	14,068
Operating lease right-of-use assets, net	410,411	2,605	46,046
Other assets	140,931	894	105,347
Total assets	3,382,601	21,471	3,717,654
Current liabilities:
Accounts payable	243,511	1,546	549,449
Accrued expenses and other current liabilities	96,182	610	147,315
Current portion of operating lease liabilities	105,230	668	56,527
Current portion of long-term borrowings	13,332	85	1,013,332
Total current liabilities	458,255	2,909	1,766,623
Deferred tax liabilities	831	5	831
Long-term borrowings, net of current portion	1,007,781	6,397	21,113
Operating lease liabilities, net of current portion	396,199	2,515	5,956
Other liabilities	94,038	597	24,705
Total liabilities	1,957,104	12,423	1,819,228
Commitments and contingencies (Note 11)
Stockholders’ equity:
Common stock, no par value; 52,142,400 shares authorized; 13,035,600 shares issued and outstanding at April 30, 2023, and 14,869,067 shares issued and outstanding at April 30, 2024	50,647	321	100,000
Additional paid-in capital	7,731,638	49,077	6,180,678
Accumulated deficit	(6,356,788)	(40,350)	(4,382,252)
Total stockholders’ equity	1,425,497	9,048	1,898,426
Total liabilities and stockholders’ equity	¥ 3,382,601	$ 21,471	¥ 3,717,654